Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	$ 3,199
2014	1,975
2015	720
2016	30
Total	$ 5,924